United States
Securities and Exchange Commission
Washington, D.C.  20549

Form N-Q
Quarterly Schedule of Portfolio Holdings of Registered Management Investment Companies

811-5950

(Investment Company Act File Number)

Money Market Obligations Trust
_______________________________________________________________

(Exact Name of Registrant as Specified in Charter)

Federated Investors Funds
5800 Corporate Drive
Pittsburgh, Pennsylvania 15237-7000
(Address of Principal Executive Offices)

(412) 288-1900
(Registrant's Telephone Number)

John W. McGonigle, Esquire
Federated Investors Tower
1001 Liberty Avenue
Pittsburgh, Pennsylvania 15222-3779
(Name and Address of Agent for Service)
(Notices should be sent to the Agent for Service)

Date of Fiscal Year End:  3/31/09

Date of Reporting Period:  Quarter ended 6/30/08

Item 1.                      Schedule of Investments

Tax-Free Instruments Trust

Portfolio of Investments

June 30, 2008 (unaudited)

Principal Amount	Value

		SHORT-TERM MUNICIPALS—100.6%[1]
		Alabama--0.2%
$7,990,000	[2,3]	University of South Alabama, Solar Eclipse (Series 2007-0023), 3.80% TOBs (U.S. Bank, N.A. LIQ)/(U.S. Bank, N.A. LOC), Optional Tender 7/10/2008	$7,990,000
		Alaska--2.3%
8,805,000	[2,3]	Alaska State Housing Finance Corp., MERLOTS (Series 1999D) Weekly VRDNs (Wachovia Bank N.A. LIQ), 2.610%, 7/2/2008	8,805,000
12,020,000	[2,3]	Alaska State Housing Finance Corp., SPEARs (Series DB-507) Weekly VRDNs (Deutsche Bank AG LIQ), 1.580%, 7/3/2008	12,020,000
47,100,000		Valdez, AK Marine Terminal, (Series 1994C) Weekly VRDNs (Phillips Transportation Alaska, Inc.)/(GTD by ConocoPhillips), 1.450%, 7/2/2008	47,100,000
17,500,000		Valdez, AK Marine Terminal, (Series 2002) Weekly VRDNs (Phillips Transportation Alaska, Inc.)/(GTD by ConocoPhillips), 1.500%, 7/2/2008	17,500,000
		TOTAL	85,425,000
		Arizona--1.8%
495,000		Arizona Health Facilities Authority Weekly VRDNs (University Physicians, Inc.)/(JPMorgan Chase Bank, N.A. LOC), 1.700%, 7/3/2008	495,000
3,500,000		Arizona Health Facilities Authority, (2008 Series D) Weekly VRDNs (Catholic Healthcare West)/(Bank of America N.A. LOC), 1.530%, 7/2/2008	3,500,000
3,000,000		Arizona Health Facilities Authority, (Series 2006) Weekly VRDNs (La Loma Village)/(Citibank NA, New York LOC), 1.600%, 7/3/2008	3,000,000
9,725,000		Maricopa County, AZ, IDA, (Series 1984) Weekly VRDNs (Gannett Co., Inc.), 1.910%, 7/2/2008	9,725,000
1,000,000		Maricopa County, AZ, IDA, (Series 2000A) Weekly VRDNs (Las Gardenias Apartments LP)/ (FNMA LOC), 1.750%, 7/3/2008	1,000,000
6,000,000	[2,3]	Maricopa County, AZ, IDA, PUTTERs (Series 420) Weekly VRDNs (Catholic Healthcare West)/(J.P. Morgan Chase & Co. LIQ)/(JPMorgan Chase Bank, N.A. LOC), 1.600%, 7/4/2008	6,000,000
30,700,000		Pima County, AZ, IDA, (Series 2008B) Weekly VRDNs (Tucson Electric Power Co.)/ (JPMorgan Chase Bank, N.A. LOC), 1.500%, 7/2/2008	30,700,000
13,000,000	[2,3]	Pinal County, AZ Electrical District No. 3, MACON Trust (Series 2006 U-1) Weekly VRDNs (Bank of America N.A. LIQ)/(Bank of America N.A. LOC), 1.590%, 7/3/2008	13,000,000
		TOTAL	67,420,000
		California--4.5%
15,000,000		ABAG Finance Authority for Non-Profit Corporations, CA, (Series 2007) Daily VRDNs (899 Charleston LLC)/(LaSalle Bank, N.A. LOC), 2.630%, 7/1/2008	15,000,000
20,000,000		California Health Facilities Financing Authority, (2008 Series A) Weekly VRDNs (Catholic Healthcare West)/(Bank of America N.A. LOC), 1.280%, 7/2/2008	20,000,000
20,000,000		California Health Facilities Financing Authority, (Series 2008 B-1) Weekly VRDNs (Stanford Hospital & Clinics), 1.400%, 7/2/2008	20,000,000
6,200,000		California PCFA, Solid Waste Disposal Revenue Bonds Weekly VRDNs (Republic Services, Inc.), 7.000%, 7/3/2008	6,200,000
17,800,000		California State Department of Water Resources Power Supply Program, (Series 2002 C-13) Weekly VRDNs (FSA INS)/(Dexia Credit Local LIQ), 1.250%, 7/3/2008	17,800,000
26,500,000		California State Department of Water Resources Power Supply Program, (Series 2002 C-7) Weekly VRDNs (FSA INS)/(Dexia Credit Local LIQ), 1.300%, 7/3/2008	26,500,000
7,000,000		California State, (Series 2003C-4) Weekly VRDNs (Bank of America N.A., Bank of Nova Scotia,GTD by Toronto and Landesbank Hessen-Thueringen LOCs), 1.300%, 7/3/2008	7,000,000
8,500,000		California Statewide Communities Development Authority, (Series 2004J) Weekly VRDNs (Kaiser Permanente), 1.330%, 7/2/2008	8,500,000
28,115,000	[2,3]	Golden State Tobacco Securitization Corp., CA, (MT-400) Weekly VRDNs (Merrill Lynch & Co., Inc. LIQ)/(Merrill Lynch & Co., Inc. LOC), 1.620%, 7/3/2008	28,115,000
20,000,000		Northern California Transmission Agency, (Series 2002-A) Weekly VRDNs (FSA INS)/(Dexia Credit Local LIQ), 1.400%, 7/3/2008	20,000,000
		TOTAL	169,115,000
		Colorado--1.2%
1,895,000		Colorado Health Facilities Authority, (Series 1998D) Weekly VRDNs (North Metro Community Services, Inc.)/(JPMorgan Chase Bank, N.A. LOC), 2.300%, 7/3/2008	1,895,000
460,000		Colorado Health Facilities Authority, (Series 1998H) Weekly VRDNs (Community Partnership for Child Development)/(U.S. Bank, N.A. LOC), 3.030%, 7/3/2008	460,000
9,375,000	[2,3]	Colorado Health Facilities Authority, PUTTERs (Series 2999) Weekly VRDNs (FSA INS)/ (JPMorgan Chase Bank, N.A. LIQ), 1.630%, 7/3/2008	9,375,000
900,000		Colorado Postsecondary Educational Facilities, (Series 1997) Weekly VRDNs (Waldorf School Association of Boulder, Inc. - Shining Mountain Waldorf School)/(Key Bank, N.A. LOC), 1.640%, 7/3/2008	900,000
10,000,000	[2,3]	Denver Urban Renewal Authority, Stapleton Tax Increment Revenue (Series 2007 FR/RI-F9) Weekly VRDNs (Lehman Brothers Holdings, Inc. SWP), 1.970%, 7/2/2008	10,000,000
3,205,000		Mesa County, CO, (Series 1996) Weekly VRDNs (3D Systems Corp.)/(Wells Fargo Bank, N.A. LOC), 1.650%, 7/3/2008	3,205,000
21,475,000	[2,3]	University of Colorado, Solar Eclipse (Series 2006-0066) Weekly VRDNs (U.S. Bank, N.A. LIQ)/(U.S. Bank, N.A. LOC), 1.560%, 7/3/2008	21,475,000
		TOTAL	47,310,000
		Connecticut--0.7%
3,035,000		Connecticut Development Authority Health Care Revenue Weekly VRDNs (Corporation for Independent Living)/(HSBC Bank USA LOC), 1.450%, 7/2/2008	3,035,000
3,000,000		Connecticut Development Authority, (Series 1999), 1.60% CP (New England Power Co.), Mandatory Tender 7/8/2008	3,000,000
3,000,000		Connecticut Development Authority, (Series 1999), 1.60% CP (New England Power Co.), Mandatory Tender 8/8/2008	3,000,000
4,860,000		Connecticut State HEFA, (Series A) Weekly VRDNs (Williams School)/(RBS Citizens Bank N.A. LOC), 1.450%, 7/3/2008	4,860,000
7,900,000		Connecticut State HEFA, (Series C) Weekly VRDNs (Greenwich Hospital, CT)/(Bank of America N.A. LOC), 1.600%, 7/2/2008	7,900,000
5,000,000	[2,3]	Connecticut State, PUTTERs (Series 2956) Weekly VRDNs (JPMorgan Chase Bank, N.A. LIQ), 1.550%, 7/3/2008	5,000,000
		TOTAL	26,795,000
		Delaware--0.4%
10,000,000		Delaware Hospital Billing & Collection Agency, (Series 2007A) Daily VRDNs (Peninsula United Methodist Homes, Inc.)/(PNC Bank, N.A. LOC), 1.650%, 7/1/2008	10,000,000
6,665,000		Wilmington, DE, 3.50% BANs, 7/14/2008	6,666,163
		TOTAL	16,666,163
		District of Columbia--2.9%
32,550,000		District of Columbia HFA, SFM Revenue Bonds Draw down (Series 2005), 2.39% TOBs (Trinity Plus Funding Co. LLC INV), Mandatory Tender 12/22/2008	32,550,000
8,330,000	[2,3]	District of Columbia Water & Sewer Authority, MERLOTS (Series 2000 A11), 2.10% TOBs (FSA INS)/(Wachovia Bank N.A. LIQ), Optional Tender 2/18/2009	8,330,000
24,870,000		District of Columbia, (Series 2000A) Weekly VRDNs (FSA INS)/(Dexia Bank, Belgium LIQ), 1.570%, 7/2/2008	24,870,000
4,800,000		District of Columbia, (Series 2007) Weekly VRDNs (American Immigration Lawyers Association)/(Wachovia Bank N.A. LOC), 1.600%, 7/3/2008	4,800,000
23,000,000		District of Columbia, (Series 2008C) Weekly VRDNs (Dexia Credit Local LOC), 1.400%, 7/2/2008	23,000,000
15,000,000		District of Columbia, 4.00% TRANs, 9/30/2008	15,032,331
		TOTAL	108,582,331
		Florida--3.7%
10,000,000		Citizens Property Insurance Corp. FL, (Series A-2), 4.50% RANs (FSA INS), 6/1/2009	10,179,165
25,900,000	[2,3]	Florida Hurricane Catastrophe Fund Finance Corp., P-Floats (Series EC-1081) Weekly VRDNs (MBIA Insurance Corp. INS)/(Merrill Lynch & Co., Inc. LIQ), 2.470%, 7/3/2008	25,900,000
630,000	[2,3]	Florida State Board of Education, P-Floats (Series EC-1049) Weekly VRDNs (Florida State)/(Merrill Lynch & Co., Inc. LIQ), 1.550%, 7/3/2008	630,000
5,500,000		Greater Orlando, FL Aviation Authority Weekly VRDNs (Cessna Aircraft Co.)/(GTD by Textron Inc.), 2.730%, 7/2/2008	5,500,000
75,000		JEA, FL Electric System, Subordinate Revenue Bonds (2001 Series B) Daily VRDNs (Bank of America N.A. LIQ), 1.700%, 7/1/2008	75,000
3,800,000		Jacksonville, FL IDA, (Series 1996) Weekly VRDNs (Portion Pac, Inc.)/(GTD by H.J. Heinz Co.), 2.760%, 7/3/2008	3,800,000
10,000,000	[2,3]	Miami-Dade County, FL, Solar Eclipse (Series 2007-0045) Daily VRDNs (U.S. Bank, N.A. LIQ)/(U.S. Bank, N.A. LOC), 1.700%, 7/1/2008	10,000,000
8,500,000		North Broward Florida Hospital District, (Series 2005A) Weekly VRDNs (Wachovia Bank N.A. LOC), 1.470%, 7/3/2008	8,500,000
65,000,000		North Broward Florida Hospital District, (Series 2007) Weekly VRDNs (Wachovia Bank N.A. LOC), 1.470%, 7/3/2008	65,000,000
10,000,000		Orlando, FL Utilities Commission, Revenue Refunding Bonds (Series 2004), 5.25% Bonds, 7/1/2009	10,332,225
		TOTAL	139,916,390
		Georgia--0.7%
4,500,000	[2,3]	Atlanta, GA Water & Wastewater, (Series 2006) FR/RI-K2 Weekly VRDNs (FSA INS)/ (Lehman Brothers Holdings, Inc. LIQ), 1.770%, 7/2/2008	4,500,000
3,855,000		Newnan, GA Housing Authority, (Series 2002) Weekly VRDNs (Summit Point Apartments)/ (Columbus Bank and Trust Co., GA LOC), 1.650%, 7/3/2008	3,855,000
2,080,000		Rome-Floyd County, GA Development Authority, (Series 2000) Weekly VRDNs (VTI of Georgia)/(Wells Fargo Bank, N.A. LOC), 1.650%, 7/3/2008	2,080,000
4,715,000		Wayne County, GA, IDA, (Series 2004) Weekly VRDNs (Great Southern Wood, Inc.)/ (Wachovia Bank N.A. LOC), 1.620%, 7/4/2008	4,715,000
13,000,000		Winder-Barrow County, GA Joint Development Authority, (Series 2004: Solid Waste Disposal Revenue Bonds) Weekly VRDNs (Republic Services, Inc.), 5.380%, 7/2/2008	13,000,000
		TOTAL	28,150,000
		Hawaii--0.8%
11,900,000	[2,3]	Hawaii State, (Series 2001-738) Weekly VRDNs (FSA INS)/(Morgan Stanley LIQ), 1.600%, 7/3/2008	11,900,000
4,260,000	[2,3]	Hawaii State, ROCs (Series 6062) Weekly VRDNs (FSA INS)/(Citigroup, Inc. LIQ), 1.600%, 7/3/2008	4,260,000
4,275,000	[2,3]	Honolulu, HI City & County Wastewater System, Solar Eclipse (Series 2006-0128) Weekly VRDNs (U.S. Bank, N.A. LIQ)/(U.S. Bank, N.A. LOC), 1.570%, 7/3/2008	4,275,000
8,750,000	[2,3]	University of Hawaii, Solar Eclipse (Series 2007-0064) Weekly VRDNs (U.S. Bank, N.A. LIQ)/(U.S. Bank, N.A. LOC), 1.570%, 7/3/2008	8,750,000
		TOTAL	29,185,000
		Idaho--1.2%
10,000,000	[2,3]	Idaho Health Facilities Authority, Term Tender Custodial Receipts (Series 2008M), 2.60% TOBs (Trinity Healthcare Credit Group), Mandatory Tender 11/26/2008	10,008,005
25,000,000	[2,3]	Idaho Health Facilities Authority, Term Tender Custodial Receipts (Series 2008W), 2.40% TOBs (Trinity Healthcare Credit Group), Mandatory Tender 1/9/2009	25,020,375
10,000,000		Idaho State, 3.00% TANs, 6/30/2009	10,125,400
		TOTAL	45,153,780
		Illinois--5.8%
5,410,000	[2,3]	Chicago, IL Board of Education, (Series 2008 FR/RI-F30W) Weekly VRDNs (Lehman Brothers Holdings, Inc. SWP), 1.970%, 7/2/2008	5,410,000
4,185,000	[2,3]	Chicago, IL Board of Education, SPEARs (DB-338) Weekly VRDNs (GTD by Deutsche Bank AG)/(Deutsche Bank AG LIQ), 1.570%, 7/3/2008	4,185,000
13,900,000		Chicago, IL MFH Revenue Weekly VRDNs (St. Luke Renaissance)/(Harris, N.A. LOC), 1.790%, 7/3/2008	13,900,000
14,910,000	[2,3]	Chicago, IL O'Hare International Airport, Solar Eclipse (Series 2006-0006) Weekly VRDNs (U.S. Bank, N.A. LIQ)/(U.S. Bank, N.A. LOC), 1.570%, 7/3/2008	14,910,000
14,025,000		Chicago, IL, (Series 2003 B-1) Weekly VRDNs (FSA INS)/(DePfa Bank PLC LIQ), 1.530%, 7/2/2008	14,025,000
22,250,000	[2,3]	Chicago, IL, DFA Municipal Trust (Series 2008-26) Weekly VRDNs (Chicago, IL O'Hare International Airport)/(DePfa Bank PLC LIQ)/(DePfa Bank PLC LOC), 1.850%, 7/3/2008	22,250,000
5,000,000		Cook County, IL, Capital Improvement Bonds (Series 2004E) Weekly VRDNs (DePfa Bank PLC LIQ), 1.570%, 7/3/2008	5,000,000
1,000,000		Illinois Development Finance Authority IDB Weekly VRDNs (Aurora Central Catholic High School)/(Allied Irish Banks PLC LOC), 1.790%, 7/2/2008	1,000,000
5,100,000		Illinois Development Finance Authority, (Series 2003) Weekly VRDNs (Waste Management, Inc.)/(Wachovia Bank N.A. LOC), 1.700%, 7/3/2008	5,100,000
5,050,000		Illinois Finance Authority, (Series 2008) Weekly VRDNs (Illinois Wesleyan University)/ (Northern Trust Co., Chicago, IL LOC), 1.500%, 7/3/2008	5,050,000
10,500,000		Illinois Finance Authority, (Series 2008A) Weekly VRDNs (Resurrection Health Care Corp.)/ (LaSalle Bank, N.A. LOC), 1.500%, 7/2/2008	10,500,000
5,055,000		Illinois Finance Authority, (Series A-2), 1.90% TOBs (Advocate Health Care Network), Mandatory Tender 2/5/2009	5,055,000
5,700,000		Illinois Health Facilities Authority, Revolving Fund Pooled Financing Program (Series 1985F) Weekly VRDNs (JPMorgan Chase Bank, N.A. LOC), 1.550%, 7/2/2008	5,700,000
41,000,000		Illinois State Toll Highway Authority, (2008 Series A-1) Weekly VRDNs (FSA INS)/(Dexia Credit Local LIQ), 1.510%, 7/3/2008	41,000,000
35,000,000		Illinois State Toll Highway Authority, (2008 Series A-2) Weekly VRDNs (FSA INS)/(Dexia Credit Local LIQ), 1.570%, 7/3/2008	35,000,000
10,315,000	[2,3]	Metropolitan Pier & Exposition Authority, IL, AUSTIN (Series 2008-3007X) Weekly VRDNs (MBIA Insurance Corp. INS)/(Bank of America N.A. LIQ), 1.900%, 7/3/2008	10,315,000
7,045,000	[2,3]	Regional Transportation Authority, IL, AUSTIN (Series 2003C) Weekly VRDNs (Bank of America N.A. LIQ), 1.600%, 7/3/2008	7,045,000
8,730,000	[2,3]	Regional Transportation Authority, IL, MERLOTS (Series 2001-A48) Weekly VRDNs (FSA INS)/(Bank of New York LIQ), 1.760%, 7/2/2008	8,730,000
5,335,000		Romeoville, IL, (Series 2006) Daily VRDNs (Lewis University)/(JPMorgan Chase Bank, N.A. LOC), 1.700%, 7/1/2008	5,335,000
765,000		Upper Illinois River Valley Development Authority, (Series 2001) Weekly VRDNs (Tri-Con Materials, Inc.)/(Citibank NA, New York LOC), 1.790%, 7/3/2008	765,000
		TOTAL	220,275,000
		Indiana--4.6%
8,850,000		Bluffton, IN, (Series 2002) Weekly VRDNs (Kroger Co.)/(U.S. Bank, N.A. LOC), 1.650%, 7/3/2008	8,850,000
9,000,000		Carmel Clay Schools, IN, 3.75% TANs, 12/31/2008	9,021,779
715,000		Carmel, IN, (Series 1996-A) Weekly VRDNs (Telamon Corp.)/(LaSalle Bank, N.A. LOC), 1.750%, 7/3/2008	715,000
9,500,000		Crawfordsville, IN EDA, (Series 2002) Weekly VRDNs (Kroger Co.)/(U.S. Bank, N.A. LOC), 1.650%, 7/3/2008	9,500,000
1,185,000		Hamilton County, IN, EDRB (Series 1995) Weekly VRDNs (Fabcon LLC Project)/(Wells Fargo Bank, N.A. LOC), 1.750%, 7/3/2008	1,185,000
2,650,000		Indiana Development Finance Authority, (Series 2005) Weekly VRDNs (Republic Services, Inc.), 5.380%, 7/2/2008	2,650,000
10,000,000	[2,3]	Indiana Health & Educational Facility Financing Authority, (PA-1411) Weekly VRDNs (Clarian Health Obligated Group)/(Merrill Lynch & Co., Inc. LIQ)/(Merrill Lynch & Co., Inc. LOC), 2.360%, 7/3/2008	10,000,000
18,575,000		Indiana Health & Educational Facility Financing Authority, (Series 2005A) Weekly VRDNs (Clarian Health Obligated Group)/(FSA INS)/(Dexia Credit Local LIQ), 1.400%, 7/2/2008	18,575,000
11,000,000	[2,3]	Indiana Health & Educational Facility Financing Authority, Term Tender Custodial Receipts (Series 2008-P), 2.60% TOBs (Trinity Healthcare Credit Group), Mandatory Tender 12/4/2008	11,006,941
3,100,000		Indiana Health Facility Financing Authority, (Series 2002) Weekly VRDNs (United Church Homes, Inc.)/(Key Bank, N.A. LOC), 1.580%, 7/2/2008	3,100,000
5,500,000		Indiana Port Commission, (Series 2000) Weekly VRDNs (Kosmos Cement Co.)/(Wachovia Bank N.A. LOC), 1.620%, 7/2/2008	5,500,000
3,250,000		Indiana State Finance Authority (Environmental Improvement Bonds), (Series 2006) Weekly VRDNs (Mittal Steel USA, Inc.)/(Banco Bilbao Vizcaya Argentaria SA LOC), 1.750%, 7/2/2008	3,250,000
10,900,000		Indiana State Finance Authority (Health System Bonds), (Series 2008B) Weekly VRDNs (Sisters of St. Francis Health Services, Inc.)/(JPMorgan Chase Bank, N.A. LOC), 1.520%, 7/3/2008	10,900,000
1,545,000	[2,3]	Indiana State HFA, MERLOTS (Series 2001-A2) Weekly VRDNs (Wachovia Bank N.A. LIQ), 1.960%, 7/2/2008	1,545,000
30,000,000		Indianapolis, IN Local Public Improvement Bond Bank, (Sub-series 2008C-2) Weekly VRDNs (Indianapolis Airport Authority)/(FSA INS)/(Dexia Credit Local LIQ), 1.850%, 7/2/2008	30,000,000
7,000,000		Richmond, IN EDA Weekly VRDNs (Gannett Co., Inc.), 1.910%, 7/2/2008	7,000,000
12,445,000		Richmond, IN Hospital Authority, (Series 2005A) Weekly VRDNs (Reid Hospital & Health Care Services, Inc.)/(FSA INS)/(JPMorgan Chase Bank, N.A. LIQ), 1.520%, 7/2/2008	12,445,000
4,000,000		Vigo County, IN, (Series 2003) Weekly VRDNs (Republic Services, Inc.), 5.380%, 7/2/2008	4,000,000
20,350,000	[2,3]	Wayne Township, IN Marion County School Building Corp., Solar Eclipse (Series 2006-0015) Weekly VRDNs (U.S. Bank, N.A. LIQ)/(U.S. Bank, N.A. LOC), 1.570%, 7/3/2008	20,350,000
4,440,000		Winona Lake, IN EDRB, (Series 1999) Weekly VRDNs (Grace College)/(Key Bank, N.A. LOC), 1.640%, 7/3/2008	4,440,000
		TOTAL	174,033,720
		Iowa--2.0%
605,000		Iowa Finance Authority, (Series 1998) Weekly VRDNs (Schumacher Elevator)/(Wells Fargo Bank, N.A. LOC), 1.750%, 7/3/2008	605,000
27,685,000		Iowa Finance Authority, (Series 2006A) Weekly VRDNs (Pointe at Cedar Rapids LLC)/ (Marshall & Ilsley Bank, Milwaukee LOC), 1.610%, 7/3/2008	27,685,000
22,700,000		Iowa Finance Authority, (Subseries 2005A-2) Weekly VRDNs (Iowa Health System)/(Assured Guaranty Corp. INS)/(JPMorgan Chase Bank, N.A. LIQ), 1.520%, 7/2/2008	22,700,000
15,365,000	[2,3]	Iowa Finance Authority, PUTTERs (Series 2753) Weekly VRDNs (Iowa Health System)/ (MBIA Insurance Corp. INS)/(J.P. Morgan Chase & Co. LIQ), 1.800%, 7/3/2008	15,365,000
8,025,000	[2,3]	Iowa Finance Authority, Term Tender Custodial Receipts (Series 2008Q), 2.60% TOBs (Trinity Healthcare Credit Group), Mandatory Tender 11/26/2008	8,029,371
		TOTAL	74,384,371
		Kansas--0.2%
6,000,000		Manhattan, KS IDRB, (Series 1994) Weekly VRDNs (Parker-Hannifin Corp.)/(Key Bank, N.A. LOC), 1.700%, 7/3/2008	6,000,000
		Kentucky—0.9%
12,000,000		Calvert City, KY Pollution Control, (Series 1993A) Weekly VRDNs (Air Products & Chemicals, Inc.), 1.590%, 7/3/2008	12,000,000
3,040,000		Henderson County, KY, (Series 1996) Weekly VRDNs (Audubon Metals LLC Project)/(Harris, N.A. LOC), 1.800%, 7/3/2008	3,040,000
2,940,000		Jefferson County, KY, (Series 2002A) Weekly VRDNs (ULH, Inc.-University of Louisville)/ (Regions Bank, Alabama LOC), 1.550%, 7/3/2008	2,940,000
10,615,000	[2,3]	Kentucky Turnpike Authority, Floater Certificates (Series 2004-1061) Weekly VRDNs (AMBAC INS)/(Morgan Stanley LIQ), 2.050%, 7/3/2008	10,615,000
7,250,000	[2,3]	Louisville & Jefferson County, KY Metropolitan Government, (PA-1416) Weekly VRDNs (Norton Healthcare, Inc.)/(Merrill Lynch & Co., Inc. LIQ)/(Merrill Lynch & Co., Inc. LOC), 2.360%, 7/3/2008	7,250,000
100,000		Muhlenberg County, KY, (Series 1997) Weekly VRDNs (Plastic Products Co.)/(Wells Fargo Bank, N.A. LOC), 1.750%, 7/3/2008	100,000
		TOTAL	35,945,000
		Louisiana--1.7%
6,000,000	[2,3]	ABN AMRO MuniTOPS Certificates Trust (Louisiana Non-AMT)/(Series 2002-17) Weekly VRDNs (Louisiana State Gas & Fuels)/(AMBAC INS)/(Bank of America N.A. LIQ), 1.900%, 7/3/2008	6,000,000
3,000,000		Lake Charles, LA Harbor & Terminal District, (Series 1995A) Weekly VRDNs (Polycom-Huntsman, Inc.)/(Bank of America N.A. LOC), 1.730%, 7/3/2008	3,000,000
25,000,000		Lake Charles, LA Harbor & Terminal District, (Series 2008), 2.25% TOBs (Lake Charles Cogeneration LLC)/(Rabobank Nederland, Utrecht INV), Mandatory Tender 3/15/2009	25,000,000
12,000,000		Louisiana Local Government Environmental Facilities Community Development Authority, (Series 2002) Weekly VRDNs (Isidore Newman School)/(SunTrust Bank LOC), 1.580%, 7/2/2008	12,000,000
11,520,000		Louisiana Local Government Environmental Facilities Community Development Authority, (Series 2007A) Weekly VRDNs (St. James Place of Baton Rouge)/(LaSalle Bank, N.A. LOC), 1.600%, 7/3/2008	11,520,000
8,500,000		New Orleans, LA IDB, (Series 2007) Weekly VRDNs (521 Tchoupitoulas Street LLC)/(Whitney National Bank LOC), 1.860%, 7/3/2008	8,500,000
		TOTAL	66,020,000
		Maine--0.3%
8,100,000		Maine Finance Authority, (Series 2002) Weekly VRDNs (The Jackson Laboratory)/(Bank of America N.A. LOC), 1.650%, 7/3/2008	8,100,000
1,980,000		Maine Health & Higher Educational Facilities Authority, Revenue Bonds (Series 2007A), 4.00% Bonds (AMBAC INS), 7/1/2008	1,980,000
		TOTAL	10,080,000
		Maryland--0.3%
4,050,500		Maryland State Health & Higher Educational Facilities Authority Weekly VRDNs (Capitol College)/(Manufacturers & Traders Trust Co., Buffalo, NY LOC), 1.710%, 7/1/2008	4,050,500
6,000,000	[2,3]	Maryland State Health & Higher Educational Facilities Authority, PUTTERs (Series 2601) Weekly VRDNs (Lifebridge Health)/(Assured Guaranty Corp. INS)/(JPMorgan Chase Bank, N.A. LIQ), 1.630%, 7/3/2008	6,000,000
		TOTAL	10,050,500
		Massachusetts--4.7%
6,000,000		Chatham, MA, 3.00% BANs, 7/25/2008	6,001,958
8,485,000	[2,3]	Commonwealth of Massachusetts, MERLOTS (Series 2002-A9) Weekly VRDNs (FSA INS)/ (Wachovia Bank N.A. LIQ), 1.760%, 7/2/2008	8,485,000
41,120,000	[2,3]	Commonwealth of Massachusetts, PUTTERs (Series 443) Weekly VRDNs (FSA INS)/ (JPMorgan Chase Bank, N.A. LIQ), 1.610%, 7/3/2008	41,120,000
18,035,000	[2,3]	Massachusetts Bay Transportation Authority Sales Tax Revenue, PUTTERs (Series 442) Weekly VRDNs (JPMorgan Chase Bank, N.A. LIQ), 1.580%, 7/3/2008	18,035,000
10,000,000		Massachusetts Development Finance Agency, (Series 2008) Weekly VRDNs (Shady Hill School)/(TD Banknorth N.A. LOC), 1.530%, 7/3/2008	10,000,000
10,000,000		Massachusetts Development Finance Agency, (Series U-1) Weekly VRDNs (Boston University)/(Bank of Nova Scotia, Toronto LOC), 1.450%, 7/3/2008	10,000,000
7,705,000	[2,3]	Massachusetts HEFA, (Series 2007-001) Weekly VRDNs (Worcester City Campus Corp.)/ (U.S. Bank, N.A. LIQ)/(U.S. Bank, N.A. LOC), 1.560%, 7/3/2008	7,705,000
18,250,000		Massachusetts HEFA, (Series B) Weekly VRDNs (Suffolk University)/(RBS Citizens Bank N.A. LOC), 1.630%, 7/3/2008	18,250,000
10,135,000	[2,3]	Massachusetts HEFA, MERLOTS (Series 2000-T) Weekly VRDNs (Simmons College)/ (AMBAC INS)/(Wachovia Bank N.A. LIQ), 1.610%, 7/2/2008	10,135,000
20,100,000		Massachusetts IFA, (Series 1992B), 1.65% CP (New England Power Co.), Mandatory Tender 8/7/2008	20,100,000
10,000,000		Massachusetts School Building Authority, (Series A), 1.45% CP (Bank of Nova Scotia, Toronto LOC), Mandatory Tender 8/7/2008	10,000,000
2,200,000	[2,3]	Massachusetts School Building Authority, PUTTERs (Series 2479Z) Weekly VRDNs (FSA INS)/(JPMorgan Chase Bank, N.A. LIQ), 1.610%, 7/3/2008	2,200,000
5,055,000	[2,3]	Massachusetts State College Building Authority, MERLOTS (Series 2000-B11) Weekly VRDNs (AMBAC INS)/(Wachovia Bank N.A. LIQ), 1.610%, 7/2/2008	5,055,000
11,300,000		Massachusetts State Development Finance Agency, (Series 2006) Weekly VRDNs (Becker College)/(Fifth Third Bank, Cincinnati LOC), 1.550%, 7/3/2008	11,300,000
		TOTAL	178,386,958
		Michigan--2.2%
8,395,000	[2,3]	Detroit, MI City School District, Solar Eclipse Certificates (Series 2006-0001) Weekly VRDNs (FSA INS)/(U.S. Bank, N.A. LIQ), 1.570%, 7/3/2008	8,395,000
39,300,000		Michigan Higher Education Facilities Authority, (Series 2006) Weekly VRDNs (Albion College) /(JPMorgan Chase Bank, N.A. LOC), 1.550%, 7/3/2008	39,300,000
10,000,000		Michigan Municipal Bond Authority, (Series 2007B), 4.50% RANs (Bank of Nova Scotia, Toronto LOC), 8/20/2008	10,010,792
11,000,000	[2,3]	Michigan State Hospital Finance Authority, Term Tender Custodial Receipts (Series 2008H), 2.85% TOBs (Trinity Healthcare Credit Group), Mandatory Tender 11/19/2008	11,006,232
15,400,000		Michigan State, (Series A), 4.00% TRANs (DePfa Bank PLC LOC), 9/30/2008	15,439,977
		TOTAL	84,152,001
		Minnesota—1.9%
38,525,000	[2,3]	Becker, MN, (Series 2005 FR/RI-FP13) Weekly VRDNs (Northern States Power Co., MN)/ (Lehman Brothers Holdings, Inc. SWP), 1.970%, 7/3/2008	38,525,000
18,520,000	[2,3]	Becker, MN, (Series 2006 FR/RI-FP1) Weekly VRDNs (Northern States Power Co., MN)/ (Lehman Brothers Holdings, Inc. SWP), 1.970%, 7/3/2008	18,520,000
520,000		Coon Rapids, MN, (Series 1998) Weekly VRDNs (Gerald R. Sizer)/(Wells Fargo Bank, N.A. LOC), 1.750%, 7/3/2008	520,000
5,750,000		East Grand Forks, MN Solid Waste Disposal Weekly VRDNs (American Crystal Sugar Co.)/ (Wachovia Bank N.A. LOC), 1.750%, 7/3/2008	5,750,000
4,500,000		East Grand Forks, MN Solid Waste Disposal, (Series 2005-B) Weekly VRDNs (American Crystal Sugar Co.)/(Wachovia Bank N.A. LOC), 1.750%, 7/3/2008	4,500,000
5,900,000		Minnetonka, MN, MFH Revenue Refunding Bonds (Series 1995) Weekly VRDNs (Southampton Apartments (MN))/(National Bank of Canada, Montreal LOC), 1.600%, 7/3/2008	5,900,000
		TOTAL	73,715,000
		Mississippi--0.8%
9,000,000		Mississippi Business Finance Corp., (Series 2006) Weekly VRDNs (Lake Harbour Village LLC)/(First Tennessee Bank, N.A. LOC), 2.600%, 7/3/2008	9,000,000
6,505,000		Mississippi Business Finance Corp., (Series 2007) Weekly VRDNs (Jackson Heart Realty LLC)/(First Tennessee Bank, N.A. LOC), 2.600%, 7/3/2008	6,505,000
10,000,000		Mississippi Business Finance Corp., (Series 2007A) Weekly VRDNs (PSL-North America LLC)/(JPMorgan Chase Bank, N.A. LOC), 1.600%, 7/3/2008	10,000,000
5,360,000		Mississippi Home Corp., (Series 2004-5: Arbor Park Apartments) Weekly VRDNs (Jackson Partners LP)/(FNMA LOC), 1.710%, 7/3/2008	5,360,000
		TOTAL	30,865,000
		Missouri--1.6%
6,326,000		Branson Creek, MO Community Improvement District, Special Assessment Bonds (Series 2002) Weekly VRDNs (Regions Bank, Alabama LOC), 1.790%, 7/2/2008	6,326,000
830,000		Missouri Development Finance Board, (Series 1995) Weekly VRDNs (Wilson Trailer Sales, Inc.)/(Wells Fargo Bank, N.A. LOC), 1.650%, 7/3/2008	830,000
15,000,000	[2,3]	Missouri Higher Education Loan Authority, DFA Municipal Trust Certificates (Series 2008-40) Weekly VRDNs (DePfa Bank PLC LIQ)/(DePfa Bank PLC LOC), 1.950%, 7/3/2008	15,000,000
14,000,000		Missouri State Housing Development Commission, SFM Revenue Refunding Bonds Draw Down (Series 2007A), 2.27% TOBs (Natixis Funding Corp. INV), Mandatory Tender 3/1/2009	14,000,000
4,300,000		St. Louis, MO IDA, (Series 1991) Weekly VRDNs (U.S. Durum Milling, Inc.)/(LaSalle Bank, N.A. LOC), 1.700%, 7/2/2008	4,300,000
19,800,000	[2,3]	St. Louis, MO, SPEARs (DB-161) Weekly VRDNs (Lambert-St. Louis International Airport)/(GTD by Deutsche Bank AG)/(Deutsche Bank AG LIQ), 1.580%, 7/3/2008	19,800,000
		TOTAL	60,256,000
		Multi State--2.0%
49,646,353	[2,3]	ABN AMRO Chicago Corp. 1997-1 LeaseTOPS Trust Weekly VRDNs (Bank of America N.A. LIQ)/(LaSalle Bank, N.A. LOC), 1.750%, 7/3/2008	49,646,353
4,730,000	[2,3]	Banc One Capital Higher Education Tax-Exempt Income Trust, (Series 1) Weekly VRDNs (JPMorgan Chase Bank, N.A. LOC), 2.250%, 7/3/2008	4,730,000
7,379,000	[2,3]	Clipper Tax-Exempt Certificates Trust (Multi-State AMT)/(Series 2005-15) Weekly VRDNs (GNMA COL)/(State Street Bank and Trust Co. LIQ), 1.700%, 7/3/2008	7,379,000
7,805,000	[2,3]	Clipper Tax-Exempt Certificates Trust (Multi-State Non-AMT)/(Series 2007-50) Weekly VRDNs (GNMA COL)/(State Street Bank and Trust Co. LIQ)/(United States Treasury PRF), 1.600%, 7/3/2008	7,805,000
5,620,000	[2,3]	JPMorgan Chase & Co. I-PUTTERs Trust (Series 2382P) Weekly VRDNs (JPMorgan Chase Bank, N.A. LIQ), 1.800%, 7/3/2008	5,620,000
235,000	[2,3]	Puttable Floating Option Tax-Exempt Receipts (P-Floats+ Series EC-002) Weekly VRDNs (Merrill Lynch & Co., Inc. LIQ), 1.650%, 7/3/2008	235,000
		TOTAL	75,415,353
		Nebraska--0.1%
1,625,000		Douglas County, NE Hospital Authority No. 001, (Series 2002) Weekly VRDNs (Florence Home)/(LaSalle Bank, N.A. LOC), 1.670%, 7/3/2008	1,625,000
315,000		Douglas County, NE Weekly VRDNs (Majors Plastics, Inc.)/(Wells Fargo Bank, N.A. LOC), 1.750%, 7/3/2008	315,000
280,000		Douglas County, NE, IDR Refunding Bonds (Series 1994) Weekly VRDNs (Omaha Fixture Manufacturing Project)/(JPMorgan Chase Bank, N.A. LOC), 1.650%, 7/3/2008	280,000
765,000	[2,3]	Nebraska Investment Finance Authority, MERLOTS (Series 1999A) Weekly VRDNs (Wachovia Bank N.A. LIQ), 1.960%, 7/3/2008	765,000
		TOTAL	2,985,000
		Nevada--2.0%
6,300,000		Clark County, NV Airport System, (Series 1993A) Weekly VRDNs (MBIA Insurance Corp. INS)/(Dexia Credit Local and JPMorgan Chase Bank, N.A. LIQs), 8.750%, 7/2/2008	6,300,000
25,000,000		Clark County, NV Airport System, (Series 2008F), 3.00% BANs, 7/1/2009	25,258,460
17,205,000	[2,3]	Clark County, NV Airport System, ROCs (Series 10273) Weekly VRDNs (FSA INS)/ (Citigroup, Inc. LIQ), 1.600%, 7/3/2008	17,205,000
7,460,000		Clark County, NV School District, (Series 2001A) Daily VRDNs (FSA INS)/(State Street Bank and Trust Co. LIQ), 2.000%, 7/1/2008	7,460,000
20,000,000		Reno, NV Hospital Revenue Bonds, (Series 2008A) Weekly VRDNs (Renown Regional Medical Center)/(Union Bank of California, N.A. LOC), 1.600%, 7/3/2008	20,000,000
		TOTAL	76,223,460
		New Jersey--3.7%
5,000,000		Cresskill, NJ School District, 4.25% BANs, 9/5/2008	5,004,078
3,200,000		Haddon Heights, NJ School District, 4.125% GANs, 8/1/2008	3,200,848
4,119,195		Hopatcong, NJ, 4.00% BANs, 9/19/2008	4,122,409
8,874,000		Maple Shade Township, NJ School District, 4.125% BANs, 7/31/2008	8,876,495
16,243,000		New Brunswick, NJ, 4.00% BANs, 7/27/2008	16,245,751
4,965,000		New Jersey Health Care Facilities Financing Authority, (Series 2004A-1) Weekly VRDNs (Bayshore Community Hospital, NJ)/(Commerce Bank N.A., Cherry Hill, NJ LOC), 1.500%, 7/3/2008	4,965,000
2,250,000		New Jersey Health Care Facilities Financing Authority, (Series A-1) Weekly VRDNs (AtlantiCare Regional Medical Center)/(Wachovia Bank N.A. LOC), 1.520%, 7/3/2008	2,250,000
10,885,000	[2,3]	New Jersey State Transportation Trust Fund Authority, PUTTERs (Series 2805) Weekly VRDNs (Assured Guaranty Corp. INS)/(J.P. Morgan Chase & Co. LIQ), 1.610%, 7/3/2008	10,885,000
18,000,000		Parsippany-Troy Hills, NJ, 4.00% BANs, 7/11/2008	18,001,420
10,000,000		Passaic County, NJ, 2.25% BANs, 5/13/2009	10,021,182
5,000,000		Secaucus, NJ, 3.00% BANs, 1/16/2009	5,007,927
5,451,500		Somers Point, NJ, (Series 2007A), 4.00% BANs, 7/3/2008	5,451,569
6,580,000		Somers Point, NJ, (Series 2008A), 2.75% BANs, 7/1/2009	6,625,599
5,000,000		Stafford Township, NJ, (Series 2007B), 3.25% BANs, 8/29/2008	5,001,974
15,340,000	[2,3]	Tobacco Settlement Financing Corp., NJ, (MT-359) Weekly VRDNs (Merrill Lynch & Co., Inc. LIQ)/(Merrill Lynch & Co., Inc. LOC), 1.600%, 7/3/2008	15,340,000
11,820,000	[2,3]	Tobacco Settlement Financing Corp., NJ, PUTTERs (Series 1734B) Weekly VRDNs (J.P. Morgan Chase & Co. LIQ)/(United States Treasury PRF), 1.580%, 7/3/2008	11,820,000
9,140,000		Woodbridge Township, NJ, 2.50% BANs, 7/3/2009	9,211,840
		TOTAL	142,031,092
		New Mexico--0.6%
2,000,000		Albuquerque, NM, (Series 1996A) Weekly VRDNs (El Encanto, Inc.)/(Wells Fargo Bank, N.A. LOC), 1.750%, 7/3/2008	2,000,000
20,766,053		New Mexico Mortgage Finance Authority, (Draw Down Issue 2008), 2.46% TOBs (Trinity Plus Funding Co. LLC INV), Mandatory Tender 10/1/2008	20,766,053
		TOTAL	22,766,053
		New York--11.3%
5,590,000		Hempstead (town), NY IDA MFH, (Series 2006) Weekly VRDNs (Hempstead Village Housing Associates LP)/(JPMorgan Chase Bank, N.A. LOC), 1.560%, 7/3/2008	5,590,000
5,000,000		Metropolitan Transportation Authority, NY, (Series 2002B) Weekly VRDNs (MTA Dedicated Tax Fund)/(FSA INS)/(Dexia Credit Local LIQ), 1.450%, 7/3/2008	5,000,000
177,915,000		Metropolitan Transportation Authority, NY, (Series 2008A) Weekly VRDNs (MTA Dedicated Tax Fund)/(FSA INS)/(Dexia Credit Local LIQ), 1.550%, 7/2/2008	177,915,000
10,000,000		Metropolitan Transportation Authority, NY, (Series CP-1), 3.05% CP (MTA Transportation Revenue)/(ABN AMRO Bank NV, Amsterdam LOC), Mandatory Tender 8/12/2008	10,000,000
9,000,000		Nassau County, NY Interim Finance Authority, Senior Sales Tax Secured Bonds (Series 2008D) Weekly VRDNs (Dexia Credit Local LIQ), 1.410%, 7/2/2008	9,000,000
11,000,000		Nassau County, NY Interim Finance Authority, Senior Sales Tax Secured Bonds (Series 2008F) Weekly VRDNs (Bank of America N.A. LIQ), 1.300%, 7/2/2008	11,000,000
30,460,000		Nassau, NY Health Care Corp., (Series 2004C-2) Weekly VRDNs (FSA INS)/(Dexia Credit Local LIQ), 1.050%, 7/3/2008	30,460,000
5,100,000		New York City, NY Municipal Water Finance Authority, (Fiscal 2003 C-1) Daily VRDNs (DePfa Bank PLC LIQ), 2.100%, 7/1/2008	5,100,000
25,000,000		New York City, NY Municipal Water Finance Authority, (Series 6), 1.70% CP, Mandatory Tender 8/6/2008	25,000,000
3,000,000		New York City, NY Municipal Water Finance Authority, Fiscal 2007 (Series CC-1) Daily VRDNs (Bank of Nova Scotia, Toronto LIQ), 2.400%, 7/1/2008	3,000,000
46,220,000		New York City, NY Transitional Finance Authority, New York City Recovery Bonds (2003 Subseries 2-B) Weekly VRDNs (Dexia Credit Local LIQ), 1.400%, 7/2/2008	46,220,000
3,900,000		New York City, NY, (Fiscal 1994 Series E-4) Daily VRDNs (Fortis Bank SA/NV LOC), 2.000%, 7/1/2008	3,900,000
4,175,000		New York City, NY, (Fiscal 2006 Series I-6) Daily VRDNs (CALSTRS (California State Teachers' Retirement System) LOC), 2.000%, 7/1/2008	4,175,000
38,450,000		New York City, NY, (Fiscal 2008 Subseries L-4) Daily VRDNs (DePfa Bank PLC LIQ), 2.100%, 7/1/2008	38,450,000
4,645,000		New York State Dormitory Authority, Mental Health Services (2003 Subseries F-2C) Weekly VRDNs (New York State)/(FSA INS)/(Dexia Credit Local LIQ), 1.420%, 7/3/2008	4,645,000
1,869,500	[2,3]	New York State Thruway Authority, Floater Certificates (Series 2006-2104) Weekly VRDNs (FSA INS)/(Morgan Stanley LIQ), 1.650%, 7/3/2008	1,869,500
15,000,000		New York State Urban Development Corp., (Subseries 2008A-1) Weekly VRDNs (Wachovia Bank N.A. LOC), 1.450%, 7/3/2008	15,000,000
11,800,000		New York State Urban Development Corp., (Subseries 2008A-5) Weekly VRDNs (TD Banknorth N.A. LOC), 1.450%, 7/3/2008	11,800,000
11,995,000		Triborough Bridge & Tunnel Authority, NY, Subordinate Revenue Bonds (Series 2000AB) Weekly VRDNs (FSA INS)/(JPMorgan Chase Bank, N.A. LIQ), 1.410%, 7/2/2008	11,995,000
8,170,000		Triborough Bridge & Tunnel Authority, NY, Subordinate Revenue Bonds (Series 2000CD) Weekly VRDNs (FSA INS)/(Lloyds TSB Bank PLC, London LIQ), 1.400%, 7/2/2008	8,170,000
		TOTAL	428,289,500
		North Carolina--4.1%
3,258,000		Charlotte, NC Water & Sewer System, 2.00% CP (DePfa Bank PLC LIQ), Mandatory Tender 8/6/2008	3,258,000
2,582,000		Charlotte, NC, (Series 2005), 2.05% CP (KBC Bank N.V. LIQ), Mandatory Tender 1/30/2009	2,582,000
2,897,000		Charlotte, NC, Cultural Arts Facilities (Series 2007A), 1.95% CP (Wachovia Bank N.A. LOC), Mandatory Tender 2/19/2009	2,897,000
2,709,000		Charlotte, NC, Cultural Arts Facilities (Series 2007A), 2.10% CP (Wachovia Bank N.A. LOC), Mandatory Tender 1/15/2009	2,709,000
2,220,000		North Carolina Capital Facilities Finance Agency, (Series 2002) Weekly VRDNs (Wolfpack Club)/(Bank of America N.A. LOC), 1.550%, 7/3/2008	2,220,000
2,520,000		North Carolina Capital Facilities Finance Agency, (Series 2004) Weekly VRDNs (Campbell University)/(Branch Banking & Trust Co. LOC), 1.610%, 7/3/2008	2,520,000
15,085,000		North Carolina Capital Facilities Finance Agency, (Series 2004B) Weekly VRDNs (NCA&T University Foundation LLC)/(Wachovia Bank N.A. LOC), 1.480%, 7/3/2008	15,085,000
4,800,000		North Carolina Capital Facilities Finance Agency, (Series 2005) Weekly VRDNs (Salem Academy and College)/(Branch Banking & Trust Co. LOC), 1.610%, 7/3/2008	4,800,000
7,000,000		North Carolina Capital Facilities Finance Agency, (Series 2007) Weekly VRDNs (Republic Services, Inc.), 5.380%, 7/2/2008	7,000,000
2,400,000		North Carolina Capital Facilities Finance Agency, (Series 2008) Weekly VRDNs (High Point University)/(Branch Banking & Trust Co. LOC), 1.610%, 7/3/2008	2,400,000
5,585,000	[2,3]	North Carolina Eastern Municipal Power Agency, MACON Trust (Series 2005G) Weekly VRDNs (AMBAC INS)/(Bank of America N.A. LIQ), 4.000%, 7/3/2008	5,585,000
3,955,000		North Carolina Educational Facilities Finance Agency, (Series 1999) Weekly VRDNs (North Carolina Wesleyan College)/(RBC Bank (USA) LOC), 1.520%, 7/3/2008	3,955,000
5,810,000		North Carolina Medical Care Commission, (Series 1998) Weekly VRDNs (Cornelia Nixon Davis Nursing Home, Inc.)/(Wachovia Bank N.A. LOC), 1.650%, 7/3/2008	5,810,000
10,000,000		North Carolina Medical Care Commission, (Series 2007A) Weekly VRDNs (Community Facilities)/(RBS Citizens Bank N.A. LOC), 1.620%, 7/3/2008	10,000,000
48,140,000		North Carolina Medical Care Commission, Hospital Revenue Refunding Bonds (Series 2008) Daily VRDNs (Moses H. Cone Memorial)/(Wachovia Bank N.A. LIQ), 2.200%, 7/1/2008	48,140,000
34,645,000		North Carolina State, (Series 2002B) Weekly VRDNs (Wachovia Bank N.A. LIQ), 1.400%, 7/2/2008	34,645,000
		TOTAL	153,606,000
		Ohio--4.5%
35,295,000	[2,3]	Buckeye Tobacco Settlement Financing Authority, OH, (MT-524) Weekly VRDNs (Merrill Lynch & Co., Inc. LIQ)/(Merrill Lynch & Co., Inc. LOC), 1.620%, 7/3/2008	35,295,000
7,845,000	[2,3]	Buckeye Tobacco Settlement Financing Authority, OH, Floater Certificates (Series 2006-2242) Weekly VRDNs (Morgan Stanley LIQ)/(Morgan Stanley LOC), 1.750%, 7/3/2008	7,845,000
8,000,000	[2,3]	Cleveland, OH Airport System, (Series 2001) SGA-126 Weekly VRDNs (FSA INS)/ (Societe Generale, Paris LIQ), 1.600%, 7/2/2008	8,000,000
5,900,000		Cuyahoga County, OH, (Series 2008A) Weekly VRDNs (Berea Children's Home)/(Key Bank, N.A. LOC), 1.640%, 7/3/2008	5,900,000
2,500,000		Dublin, OH, Industrial Development Refunding Revenue Bonds (Series 1997) Weekly VRDNs (Witco Corp.)/(Bank of America N.A. LOC), 1.650%, 7/3/2008	2,500,000
16,760,000		Franklin County, OH Hospital Facility Authority, (Series 2008E) Weekly VRDNs (Nationwide Children's Hospital)/(JPMorgan Chase Bank, N.A. LIQ), 1.500%, 7/3/2008	16,760,000
13,500,000	[2,3]	Franklin County, OH, Term Tender Custodial Receipts (Series 2008N), 2.55% TOBs (Trinity Healthcare Credit Group), Mandatory Tender 12/4/2008	13,505,627
9,500,000		Hamilton County, OH, (Series 2004) Weekly VRDNs (Stratford Heights)/(Citizens Bank of Pennsylvania LOC), 1.650%, 7/3/2008	9,500,000
6,065,000		Marion County, OH Health Care Facilities, (Series 2002) Weekly VRDNs (United Church Homes, Inc.)/(Key Bank, N.A. LOC), 1.580%, 7/2/2008	6,065,000
3,810,000		Mayfield, OH, 4.25% BANs, 9/10/2008	3,813,555
10,990,000	[2,3]	Middletown, OH, (MT-239) Weekly VRDNs (Middletown Regional Hospital)/(Lloyds TSB Bank PLC, London LIQ)/(Lloyds TSB Bank PLC, London LOC), 1.540%, 7/3/2008	10,990,000
10,000,000	[2,3]	Montgomery County, OH, Term Tender Custodial Receipts (Series 2008AB), 2.75% TOBs (Miami (OH) Valley Hospital), Mandatory Tender 11/6/2008	10,008,730
13,450,000	[2,3]	Montgomery County, OH, Term Tender Custodial Receipts (Series 2008B), 3.00% TOBs (Miami (OH) Valley Hospital), Mandatory Tender 11/20/2008	13,460,291
4,000,000	[2,3]	Montgomery County, OH, Term Tender Custodial Receipts (Series 2008D), 3.00% TOBs (Miami (OH) Valley Hospital), Mandatory Tender 11/21/2008	4,003,078
6,600,000	[2,3]	Ohio State Turnpike Commission, Floater Certificates 1998-71 Weekly VRDNs (Morgan Stanley LIQ), 2.050%, 7/3/2008	6,600,000
15,525,000		Portage County, OH Board of County Hospital Trustees, (Series 2005) Weekly VRDNs (Robinson Memorial Hospital)/(Key Bank, N.A. LOC), 1.600%, 7/3/2008	15,525,000
		TOTAL	169,771,281
		Oregon--0.6%
17,500,000		Oregon State, (Series 2008A), 3.00% TANs, 6/30/2009	17,722,950
6,160,000		Oregon State, Veterans' Welfare Bonds (Series 86) Daily VRDNs (Dexia Credit Local LIQ), 1.700%, 7/1/2008	6,160,000
		TOTAL	23,882,950
		Pennsylvania--3.9%
7,795,000	[2,3]	Delaware Valley, PA Regional Finance Authority, BB&T Floater Certificates (Series 2028) Weekly VRDNs (AMBAC INS)/(Branch Banking & Trust Co. LIQ), 1.570%, 7/3/2008	7,795,000
10,366,000		Lawrence County, PA IDA, (Series 2003) Weekly VRDNs (Villa Maria Retirement Center)/ (Allied Irish Banks PLC LOC), 1.600%, 7/3/2008	10,366,000
28,300,000		Lehigh County, PA General Purpose Authority, (Series B) Daily VRDNs (Lehigh Valley Health Network)/(Assured Guaranty Corp. INS)/(Wachovia Bank N.A. LIQ), 2.100%, 7/1/2008	28,300,000
6,100,000		Montgomery County, PA IDA, PCR (2002 Series A) Weekly VRDNs (Exelon Generation Co. LLC)/(Wachovia Bank N.A. LOC), 1.480%, 7/2/2008	6,100,000
500,000		Pennsylvania EDFA, (1995 Series E) Weekly VRDNs (Home Nursing Agency Affiliates Project)/(PNC Bank, N.A. LOC), 1.540%, 7/3/2008	500,000
3,535,000		Pennsylvania State Higher Education Facilities Authority, (Series 2002A) Daily VRDNs (Holy Family College)/(Commerce Bank N.A., Cherry Hill, NJ LOC), 1.530%, 7/3/2008	3,535,000
18,840,000	[2,3]	Pennsylvania State Higher Education Facilities Authority, Term Tender Custodial Receipts (Series 2008-A), 2.95% TOBs (University of Pennsylvania Health System), Mandatory Tender 11/14/2008	18,850,209
71,225,000		Pittsburgh, PA Water & Sewer Authority, (Series D-2 of 2008) (First Lien Bonds) Weekly VRDNs (FSA INS)/(JPMorgan Chase Bank, N.A. LIQ), 1.550%, 7/2/2008	71,225,000
1,315,000		Wyoming County, PA IDA, (Series A of 2007) Weekly VRDNs (Deer Park Lumber, Inc.)/(First Tennessee Bank, N.A. LOC), 4.000%, 7/3/2008	1,315,000
		TOTAL	147,986,209
		Rhode Island--0.2%
5,200,000		Rhode Island State Health and Educational Building Corp., (Series 2008A) Weekly VRDNs (Care New England)/(JPMorgan Chase Bank, N.A. LOC), 1.550%, 7/3/2008	5,200,000
4,200,000		Rhode Island State Health and Educational Building Corp., (Series 2008B) Weekly VRDNs (Care New England)/(JPMorgan Chase Bank, N.A. LOC), 1.550%, 7/3/2008	4,200,000
		TOTAL	9,400,000
		South Carolina--1.0%
8,145,000		Greenville, SC Hospital System, (Series A), 3.00% Bonds, 5/1/2009	8,216,513
8,475,000		Hampton County, SC, (Series 2007) Weekly VRDNs (Carolina Soya LLC)/(Regions Bank, Alabama LOC), 1.850%, 7/3/2008	8,475,000
2,300,000		South Carolina Jobs-EDA, EDRBs Weekly VRDNs (Para-Chem Southern, Inc.)/(JPMorgan Chase Bank, N.A. LOC), 1.750%, 7/3/2008	2,300,000
9,775,000	[2,3]	South Carolina Jobs-EDA, Term Tender Custodial Receipts (Series 2008-AK), 2.65% TOBs (Palmetto Health Alliance)/(Branch Banking & Trust Co. LOC), Mandatory Tender 1/15/2009	9,785,590
8,275,000	[2,3]	South Carolina State Public Service Authority (Santee Cooper), (MT-614) Weekly VRDNs (GTD by Berkshire Hathaway Assurance Corp.)/(Merrill Lynch & Co., Inc. LIQ), 1.580%, 7/3/2008	8,275,000
		TOTAL	37,052,103
		South Dakota--0.0%
1,000,000		South Dakota Housing Development Authority, (2003 Series F) Weekly VRDNs (GTD by Landesbank Hessen-Thueringen LIQ), 1.800%, 7/3/2008	1,000,000
		Tennessee--1.2%
2,400,000		Jackson, TN IDB, (Series 1999) Weekly VRDNs (Bobrick Washroom Equipment)/(Regions Bank, Alabama LOC), 1.650%, 7/3/2008	2,400,000
14,000,000	[2,3]	Memphis, TN, (PT-3801) Weekly VRDNs (FSA INS)/(Merrill Lynch & Co., Inc. LIQ), 1.550%, 7/3/2008	14,000,000
12,000,000		Memphis-Shelby County, TN Industrial Board, (Series 2007) Weekly VRDNs (GTD by Nucor Steel Memphis, Inc.)/(Nucor Corp.), 1.650%, 7/2/2008	12,000,000
15,000,000	[2,3]	Tennessee Energy Acquisition Corp., (PT-3907) Weekly VRDNs (Merrill Lynch & Co., Inc. LIQ), 1.570%, 7/3/2008	15,000,000
1,520,000	[2,3]	Tennessee Energy Acquisition Corp., P-Floats (Series EC-1147) Weekly VRDNs (Merrill Lynch & Co., Inc. LIQ), 1.570%, 7/3/2008	1,520,000
		TOTAL	44,920,000
		Texas--12.1%
6,510,000	[2,3]	Austin, TX Water and Wastewater System, MERLOTS (Series 2002-A1) Weekly VRDNs (FSA INS)/(Wachovia Bank N.A. LIQ), 1.760%, 7/2/2008	6,510,000
25,000,000		Board of Regents of The University of Texas, (Series 2007 B) Weekly VRDNs, 1.250%, 7/3/2008	25,000,000
24,100,000		Brazos River Authority, TX, (Series 2001 D-2) Weekly VRDNs (Texas Competitive Electric Holdings Co. LLC)/(Citibank NA, New York LOC), 1.780%, 7/2/2008	24,100,000
13,000,000		Capital Area Cultural Education Facilities Finance Corp., TX, (Series 2005) Weekly VRDNs (John Cooper School)/(Bank of America N.A. LOC), 1.650%, 7/3/2008	13,000,000
10,465,000	[2,3]	Comal, TX ISD, Solar Eclipse (Series 2007-48), 3.78% TOBs (U.S. Bank, N.A. LIQ)/(U.S. Bank, N.A. LOC), Optional Tender 7/17/2008	10,465,000
900,000		Corpus Christi, TX IDC Weekly VRDNs (Grainger (W.W.), Inc.), 2.500%, 7/7/2008	900,000
5,270,000	[2,3]	El Paso County, TX Hospital District, PUTTERs (Series 2998) Weekly VRDNs (Assured Guaranty Corp. INS)/(JPMorgan Chase Bank, N.A. LIQ), 1.630%, 7/3/2008	5,270,000
25,000,000		Gulf Coast, TX Waste Disposal Authority, (Series 2001) Weekly VRDNs (American Acryl LP)/(Citibank NA, New York LOC), 1.680%, 7/3/2008	25,000,000
4,000,000		Gulf Coast, TX Waste Disposal Authority, (Series 2004) Weekly VRDNs (Republic Waste Services of Texas Ltd.)/(GTD by Republic Services, Inc.), 7.000%, 7/3/2008	4,000,000
20,000,000		Harris County, TX HFDC, (Series 2006A) Weekly VRDNs (Methodist Hospital, Harris County, TX), 1.480%, 7/3/2008	20,000,000
9,370,000		Harris County, TX HFDC, (Series B) Daily VRDNs (St. Luke's Episcopal Hospital)/(Bank of America N.A., Bayerische Landesbank, J.P. Morgan Chase & Co., Northern Trust Co., Chicago, IL and St. Luke's Episcopal Hospital LIQs), 1.700%, 7/1/2008	9,370,000
7,750,000		Harris County, TX HFDC, (Subseries 2005 A-4) Daily VRDNs (Methodist Hospital, Harris County, TX), 1.700%, 7/1/2008	7,750,000
16,625,000	[2,3]	Harris County, TX HFDC, ROCs (Series 10075) Weekly VRDNs (SCH Healthcare System)/ (United States Treasury COL)/(Citibank NA, New York LIQ), 1.530%, 7/3/2008	16,625,000
955,000		Harris County, TX IDC Weekly VRDNs (Grainger (W.W.), Inc.), 2.000%, 7/2/2008	955,000
6,525,000	[2,3]	Houston, TX Water & Sewer System, Variable Certificates (Series 2002F) Weekly VRDNs (FSA INS)/(Bank of America N.A. LIQ), 1.600%, 7/3/2008	6,525,000
5,000,000		Houston, TX, (Series G), 1.70% CP, Mandatory Tender 12/1/2008	5,000,000
10,315,000	[2,3]	McKinney, TX ISD, Solar Eclipse (Series 2007-0071) Weekly VRDNs (U.S. Bank, N.A. LIQ)/(U.S. Bank, N.A. LOC), 1.640%, 7/3/2008	10,315,000
3,900,000	[2,3]	North Texas Municipal Water District, PUTTERs (Series 2488) Weekly VRDNs (MBIA Insurance Corp. INS)/(JPMorgan Chase Bank, N.A. LIQ), 2.050%, 7/3/2008	3,900,000
60,000,000	[2,3]	North Texas Tollway Authority, DFA Floating Certificates (Series 2008-06) Weekly VRDNs (DePfa Bank PLC LIQ)/(DePfa Bank PLC LOC), 1.850%, 7/3/2008	60,000,000
19,900,000		San Antonio, TX Electric & Gas System, (Series 2003) Weekly VRDNs (Bank of America N.A. LIQ), 1.600%, 7/2/2008	19,900,000
7,000,000	[2,3]	San Antonio, TX ISD, (PT-1184) Weekly VRDNs (GTD by Texas PSFG Program)/(Merrill Lynch & Co., Inc. LIQ), 1.550%, 7/3/2008	7,000,000
7,000,000	[2,3]	Tarrant County, TX Cultural Education Facilities Finance Corp., Term Tender Custodial Receipts (Series 2008AD), 2.69% TOBs (Methodist Hospitals of Dallas), Mandatory Tender 8/11/2008	7,000,689
5,000,000	[2,3]	Tarrant County, TX Cultural Education Facilities Finance Corp., Term Tender Custodial Receipts (Series 2008AE), 2.79% TOBs (Methodist Hospitals of Dallas), Mandatory Tender 7/22/2008	5,000,252
9,450,000		Tarrant County, TX Cultural Education Facilities Finance Corp., Term Tender Custodial Receipts (Series 2008AF), 2.79% TOBs (Methodist Hospitals of Dallas), Mandatory Tender 7/9/2008	9,450,183
19,500,000	[2,3]	Texas Municipal Gas Acquisition & Supply Corp. II, (PT-4246) Weekly VRDNs (KBC Bank N.V. LIQ), 1.570%, 7/3/2008	19,500,000
33,750,000	[2,3]	Texas Municipal Gas Acquisition & Supply Corp. II, (PT-4281) Weekly VRDNs (Merrill Lynch & Co., Inc. LIQ), 1.570%, 7/3/2008	33,750,000
32,500,000	[2,3]	Texas Municipal Gas Acquisition & Supply Corp. II, ROCs (Series 10014) Weekly VRDNs (Dexia Credit Local LIQ), 1.620%, 7/3/2008	32,500,000
7,000,000	[2,3]	Texas Municipal Gas Acquisition & Supply Corp. II, ROCs (Series 10015) Weekly VRDNs (Landesbank Hessen-Thueringen LIQ), 1.620%, 7/3/2008	7,000,000
18,935,000		Texas State Department of Housing & Community Affairs, (Series 2005A) Weekly VRDNs (FSA INS)/(DePfa Bank PLC LIQ), 1.750%, 7/3/2008	18,935,000
4,695,000	[2,3]	Texas State Transportation Commission, MACON Trust (Series 2005I) Weekly VRDNs (Texas State)/(Bank of America N.A. LIQ), 1.600%, 7/3/2008	4,695,000
11,200,000	[2,3]	Texas State Transportation Commission, PUTTERs (Series 2615) Weekly VRDNs (Texas State)/(JPMorgan Chase Bank, N.A. LIQ), 1.600%, 7/3/2008	11,200,000
19,500,000		Texas State, (Series 2007), 4.50% TRANs, 8/28/2008	19,523,526
9,735,000	[2,3]	Tyler, TX Water & Sewer System, MuniTOPS (Series 2005-20) Weekly VRDNs (Bank of America N.A. LIQ), 1.900%, 7/3/2008	9,735,000
		TOTAL	459,874,650
		Utah--0.8%
8,570,000		Murray City, Utah Hospital Revenue, (Series 2005B) Daily VRDNs (IHC Health Services, Inc.)/(JPMorgan Chase Bank, N.A. LIQ), 1.700%, 7/1/2008	8,570,000
12,500,000	[2,3]	Riverton, UT Hospital Revenue Authority, PUTTERs (Series 1762) Weekly VRDNs (IHC Health Services, Inc.)/(J.P. Morgan Chase & Co. LIQ), 1.600%, 7/3/2008	12,500,000
7,430,000	[2,3]	Utah State Transit Authority, (PT-4320) Weekly VRDNs (Dexia Credit Local LIQ)/(Dexia Credit Local LOC), 1.560%, 7/3/2008	7,430,000
2,600,000		Weber County, UT IDRB, (Series 1994) Weekly VRDNs (Parker-Hannifin Corp.)/(Key Bank, N.A. LOC), 1.700%, 7/3/2008	2,600,000
		TOTAL	31,100,000
		Vermont--0.2%
9,115,000		Vermont Educational and Health Buildings Financing Agency, (Series 2008A) Weekly VRDNs (Fletcher Allen Health Care Inc.)/(TD Banknorth N.A. LOC), 1.530%, 7/2/2008	9,115,000
		Virginia--0.7%
7,000,000	[2,3]	ABN AMRO MuniTOPS Certificates Trust (Virginia Non-AMT)/(Series 2003-33) Weekly VRDNs (Fairfax County, VA EDA)/(Bank of America N.A. LIQ), 1.900%, 7/3/2008	7,000,000
3,300,000		Hampton, VA IDA, (Series 1998) Weekly VRDNs (Waste Management, Inc.)/(Wachovia Bank N.A. LOC), 1.620%, 7/3/2008	3,300,000
9,220,000		Roanoke, VA IDA, (Series 2005-C-2) Daily VRDNs (Carilion Health System Obligated Group)/ (FSA INS)/(Wachovia Bank N.A. LIQ), 2.100%, 7/1/2008	9,220,000
7,075,000		Roanoke, VA IDA, (Series 2005B-1) Daily VRDNs (Carilion Health System Obligated Group)/ (FSA INS)/(SunTrust Bank LIQ), 1.400%, 7/1/2008	7,075,000
		TOTAL	26,595,000
		Washington--1.6%
6,995,000	[2,3]	Energy Northwest, WA, (PT-734) Weekly VRDNs (MBIA Insurance Corp. INS)/(Svenska Handelsbanken, Stockholm LIQ), 1.540%, 7/3/2008	6,995,000
2,600,000		Everett, WA Weekly VRDNs (Bank of America N.A. LOC), 1.600%, 7/3/2008	2,600,000
5,000,000	[2,3]	Grant County, WA Public Utilities District NO. 2: Wanapum Hydroelectric Development, Solar Eclipse (Series 2007-96) Weekly VRDNs (U.S. Bank, N.A. LIQ)/(U.S. Bank, N.A. LOC), 1.640%, 7/3/2008	5,000,000
24,000,000		Issaquah Community Properties, WA, (Series 2001B) Weekly VRDNs (Bank of America N.A. LOC), 1.600%, 7/3/2008	24,000,000
9,745,000	[2,3]	Seattle, WA Municipal Light & Power, MERLOTS (Series 2001 A42), 2.10% TOBs (FSA INS)/(Wachovia Bank N.A. LIQ), Optional Tender 2/18/2009	9,745,000
10,105,000	[2,3]	Washington State, Floater Certificates (Series 2751) Weekly VRDNs (Morgan Stanley LIQ), 1.550%, 7/3/2008	10,105,000
2,500,000	[2,3]	Washington State, PUTTERs (Series 2480) Weekly VRDNs (PNC Bank, N.A. LIQ), 1.600%, 7/3/2008	2,500,000
		TOTAL	60,945,000
		West Virginia--1.4%
10,500,000		Grant County, WV County Commission, PCRB (Series 1994), 1.80% CP (Virginia Electric & Power Co.), Mandatory Tender 9/10/2008	10,500,000
21,500,000		Grant County, WV County Commission, Solid Waste Disposal Revenue Bonds (Series 1996), 1.65% CP (Virginia Electric & Power Co.), Mandatory Tender 7/7/2008	21,500,000
19,910,000		West Virginia State Hospital Finance Authority, (Series 2008A) Weekly VRDNs (Charleston Area Medical Center)/(Branch Banking & Trust Co. LOC), 1.450%, 7/2/2008	19,910,000
		TOTAL	51,910,000
		Wisconsin--1.2%
17,540,000	[2,3]	Badger, WI Tobacco Asset Securitization Corp., (MT-535) Weekly VRDNs (Merrill Lynch & Co., Inc. LIQ)/(Merrill Lynch & Co., Inc. LOC), 1.620%, 7/3/2008	17,540,000
10,885,000	[2,3]	Badger, WI Tobacco Asset Securitization Corp., (PA-1361) Weekly VRDNs (Merrill Lynch & Co., Inc. LIQ)/(Merrill Lynch & Co., Inc. LOC), 1.690%, 7/3/2008	10,885,000
2,650,000		Combined Locks, WI, Revenue Refunding Bonds, Series 1997 Weekly VRDNs (Appleton Papers)/(LaSalle Bank, N.A. LOC), 1.750%, 7/3/2008	2,650,000
14,000,000	[2,3]	West Allis, WI, (Series 2007 FR/RI-F7) Weekly VRDNs (Wisconsin State Fair Park Exposition Center, Inc)/(Lehman Brothers Holdings, Inc. SWP), 1.970%, 7/2/2008	14,000,000
		TOTAL	45,075,000
		TOTAL MUNICIPAL INVESTMENTS –100.6% (AT AMORTIZED COST)[4]	3,815,815,865
		OTHER ASSETS AND LIABILITIES –NET –(0.6)%[5]	(24,457,106)
		TOTAL NET ASSETS –100%	$3,791,358,759

Securities that are subject to the federal alternative minimum tax represent 11.1% of the portfolio as calculated based upon total market value.
1	Current rate and next reset date shown for Variable Rate Demand Notes.
2
Denotes a restricted security that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) is subject to a contractual restriction on public sales. At June 30, 2008, these restricted securities amounted to $1,292,850,243, which represented 34.1% of total net assets.

3
Denotes a restricted security that may be resold without restriction to "qualified institutional buyers" as defined in Rule 144A under the Securities Act of 1933 and that the Fund has determined to be liquid under criteria established by the Fund's Board of Trustees. At June 30, 2008, these liquid restricted securities amounted to $1,292,850,243, which represented 34.1% of total net assets.

4	Also represents cost for federal tax purposes.
5	Assets, other than investments in securities, less liabilities.

The Fund may only invest in securities rated in one of the two highest short-term rating categories by nationally recognized statistical rating organizations (NRSROs) or unrated securities of comparable quality. An NRSRO’s highest rating category is determined without regard for sub-categories and gradations. For example, securities rated SP-1+ or SP-1 by Standard & Poor’s, MIG-1 or VMIG-1 by Moody’s Investors Service or F-1+ or F-1 by Fitch Ratings are all considered rated in the highest short-term rating categories.
Securities rated in the highest short-term rating category (and unrated securities of comparable quality) are identified as First Tier securities. Securities rated in the second highest short-term rating category (and unrated securities of comparable quality) are identified as Second Tier securities. The Fund follows applicable regulations in determining whether a security rated by multiple NRSROs in different rating categories should be identified as a First or Second Tier security. At June 30, 2008, the portfolio securities were rated as follows:

Tier Rating Percentage Based on Total Market Value
First Tier	Second Tier
96.4%	3.6%

Note:	The categories of investments are shown as a percentage of total net assets at June 30, 2008.

Investment Valuation

The Fund uses the amortized cost method to value its portfolio securities in accordance with Rule 2a-7 under the Investment Company Act of 1940, as amended.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:

•	Level 1 – quoted prices in active markets for identical securities
•	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used, as of June 30, 2008, in valuing the Fund’s assets carried at fair value:

Valuation Inputs	Investments in Securities
Level 1 – Quoted Prices	$---
Level 2 – Other Significant Observable Inputs	3,815,815,865
Level 3 – Significant Unobservable Inputs	---
Total	$3,815,815,865

The following acronyms are used throughout this portfolio:

AMBAC	--American Municipal Bond Assurance Corporation
AMT	--Alternative Minimum Tax
BANs	--Bond Anticipation Notes
COL	--Collateralized
CP	--Commercial Paper
EDA	--Economic Development Authority
EDFA	--Economic Development Financing Authority
EDRB(s)	--Economic Development Revenue Bond(s)
FNMA	--Federal National Mortgage Association
FSA	--Financial Security Assurance
GANs	--Grant Anticipation Notes
GNMA	--Government National Mortgage Association
GTD	--Guaranteed
HEFA	--Health and Education Facilities Authority
HFA	--Housing Finance Authority
HFDC	--Health Facility Development Corporation
IDA	--Industrial Development Authority
IDB	--Industrial Development Bond
IDC	--Industrial Development Corporation
IDR	--Industrial Development Revenue
IDRB	--Industrial Development Revenue Bond
IFA	--Industrial Finance Authority
INS	--Insured
INV	--Investment Agreement
ISD	--Independent School District
LIQ(s)	--Liquidity Agreement(s)
LOC(s)	--Letter(s) of Credit
MERLOTS	--Municipal Exempt Receipts -- Liquidity Optional Tender Series
MFH	--Multi-Family Housing
PCFA	--Pollution Control Finance Authority
PCR	--Pollution Control Revenue
PCRB	--Pollution Control Revenue Bond
PRF	--Prerefunded
PSFG	--Permanent School Fund Guarantee
PUTTERs	--Puttable Tax-Exempt Receipts
RANs	--Revenue Anticipation Notes
ROCs	--Reset Option Certificate
SFM	--Single Family Mortgage
SPEARs	--Short Puttable Exempt Adjustable Receipts
SWP	--Swap Agreement
TANs	--Tax Anticipation Notes
TOBs	--Tender Option Bonds
TOPS	--Trust Obligation Participating Securities
TRANs	--Tax and Revenue Anticipation Notes
UT	--Unlimited Tax
VRDNs	--Variable Rate Demand Notes

Item 2.                      Controls and Procedures

(a) The registrant’s Principal Executive Officer and Principal Financial Officer have concluded that the registrant’s disclosure controls and procedures (as defined in rule 30a-3(c) under the Act) are effective in design and operation and are sufficient to form the basis of the certifications required by Rule 30a-(2) under the Act, based on their evaluation of these disclosure controls and procedures within 90 days of the filing date of this report on Form N-Q.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in rule 30a-3(d) under the Act) during the last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.                      Exhibits

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant	Money Market Obligations Trust

By	/S/ Richard A. Novak
Richard A. Novak
Principal Financial Officer
Date	August 21, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/S/ J. Christopher Donahue
J. Christopher Donahue
Principal Executive Officer
Date	August 21, 2008

By	/S/ Richard A. Novak
Richard A. Novak
Principal Financial Officer
Date	August 21, 2008